Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 8,259,981		$ 7,380,991		$ 19,830,771	$ 37,351	$ 2,273
Trade accounts receivable	5,275,047		3,771,492		163,567
Inventories	315,576		250,360		179,644	147,090	176,651
Other receivables and prepayments	724,093		1,131,868		840,671	244,828	582,585
Total Current Assets	14,574,697		12,534,711		21,014,653	429,269	761,509
Non-Current Assets
Restricted bank balance	8,500,000		8,500,000
Property, plant and equipment	426,040,639		427,266,913		263,228,588	197,629,114	195,438,871
Derivative financial instrument	9,306,741		5,422,917
Advances to contractor	15,223,215		3,499,988		21,664,764
Total Non-Current Assets	459,070,595		444,689,818		284,893,352	197,629,114	195,438,871
Total Assets	473,645,292		457,224,529		305,908,005	198,058,383	196,200,380
Current Liabilities
Trade and accounts payable	23,464,803		18,189,493		61,133,967	9,001,961	4,580,173
Other payable	74,253,965		74,253,965		57,794,495	27,854,947
Derivative warrant liability	4,245,780		11,675,815		15,709,460
Derivative financial instruments					1,518,249	1,190,073
Borrowings	171,739,579		182,781,617		14,539,187	98,537,136	94,327,926
Lease liabilities	6,316,342		8,976,452		2,154,878	2,112,624	2,071,200
Total Current Liabilities	280,020,469		295,877,342		152,850,236	138,696,741	100,979,299
Non-Current Liabilities
Borrowings	1,782,603				74,160,950
Lease liabilities	84,557,069		80,804,728		28,624,260	28,108,802	27,599,476
Employees’ end of service benefits	134,200		60,624		13,941	6,267	651
Asset retirement obligation	2,056,259		1,990,399
Total Non-Current Liabilities	88,530,131		82,855,751		102,799,151	28,115,069	27,600,127
Equity
Share capital	8,804		8,804		8,804	1,361,285	1,361,285
Share premium	101,777,058		101,777,058		101,775,834
Statutory reserve	680,643		680,643
Accumulated losses	(67,763,600)		(94,992,885)		(122,521,475)	(17,832,475)	(4,161,767)
Owners’ account						47,717,763	70,421,436
Shareholder’s account	70,391,787		71,017,816		70,995,455
Total Equity Attributable to the Shareholders	105,094,692		78,491,436		50,258,618	31,246,573	67,620,954
Total Liabilities and Equity	$ 473,645,292		457,224,529		305,908,005	198,058,383	$ 196,200,380
Consolidated
Current Assets
Cash and cash equivalents		$ 3,838,072
Trade accounts receivable		8,667,673
Inventories		277,366
Other receivables and prepayments		1,876,169
Total Current Assets		14,659,280
Non-Current Assets
Restricted bank balance		8,500,000
Property, plant and equipment		428,257,635
Derivative financial instrument		7,364,829
Advances to contractor		15,571,215
Total Non-Current Assets		459,693,679
Total Assets		474,352,959
Current Liabilities
Trade and accounts payable		37,652,318
Other payable		74,253,965
Derivative warrant liability		7,217,746
Borrowings		177,321,777
Lease liabilities		9,872,066
Total Current Liabilities		306,317,872
Non-Current Liabilities
Borrowings		1,980,670
Lease liabilities		82,051,676
Employees’ end of service benefits		168,803
Asset retirement obligation		2,023,329
Total Non-Current Liabilities		86,224,478
Equity
Share capital		8,804
Share premium		101,777,058
Statutory reserve		680,643
Accumulated losses		(91,098,844)
Shareholder’s account		70,442,948
Total Equity Attributable to the Shareholders		81,810,609
Total Liabilities and Equity		$ 474,352,959
Previously stated
Current Assets
Cash and cash equivalents			7,380,991	39,389,935	19,830,771	37,351
Trade accounts receivable			3,771,492		163,567
Inventories			250,360	321,789	179,644	147,090
Other receivables and prepayments			1,131,868	393,869	840,671	244,828
Total Current Assets			12,534,711	40,105,593	21,014,653	429,269
Non-Current Assets
Restricted bank balance			8,500,000	8,500,000
Property, plant and equipment			427,266,913	367,303,523	263,228,588	197,629,114
Derivative financial instrument			5,422,917
Advances to contractor			3,499,988	16,458,252	21,664,764
Total Non-Current Assets			444,689,818	392,261,775	284,893,352	197,629,114
Total Assets			457,224,529	432,367,368	305,908,005	198,058,383
Current Liabilities
Trade and accounts payable			18,189,493	17,766,575	61,133,967	9,001,961
Other payable			74,253,965	73,453,606	57,794,495	27,854,947
Derivative warrant liability			11,675,815	13,161,838	15,709,460
Derivative financial instruments					1,518,249	1,190,073
Borrowings			182,781,617	7,000,000	14,539,187	98,537,136
Lease liabilities			8,976,452	2,591,557	2,154,878	2,112,624
Total Current Liabilities			295,877,342	113,973,576	152,850,236	138,696,741
Non-Current Liabilities
Borrowings				180,014,715	74,160,950
Lease liabilities			80,804,728	84,920,176	28,624,260	28,108,802
Employees’ end of service benefits			60,624	40,514	13,941	6,267
Asset retirement obligation			1,990,399	873,334
Total Non-Current Liabilities			82,855,751	265,848,739	102,799,151	28,115,069
Equity
Share capital			8,804	8,804	8,804	8,000
Share premium			101,777,058	101,777,058	101,775,834	1,353,285
Statutory reserve			680,643	344,848
Accumulated losses			(94,992,885)	(120,347,655)	(122,521,475)	(17,832,475)
Shareholder’s account			71,017,816	70,761,998	70,995,455	47,717,763
Total Equity Attributable to the Shareholders			78,491,436	52,545,053	50,258,618	31,246,573
Total Liabilities and Equity			$ 457,224,529	$ 432,367,368	$ 305,908,005	$ 198,058,383